Income Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry-forward	$ 8,165	$ 5,464
Adjustments	(1,118)	(1,015)
Valuation allowance	(7,047)	(4,449)
Net deferred tax assets